Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2020	2021	2022
		(in thousands)
Current
Government grant advances	16.1	$693	$3,317	$968
Research project financing	16.2	1,288	1,057	1,237
Government loans	16.2	1,886	1,832	1,954
Total current portion		$3,867	$6,206	$4,159
Non-current
Government grant advances	16.1	$642	$2,048	$872
Research project financing	16.2	4,625	2,248	1,567
Government loans	16.3	4,611	3,084	1,424
Accrued interest	16.2	1,325	1,974	2,372
Total non-current portion		$11,203	$9,354	$6,235